U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITES SOLD

PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.	Name and address of issuer:

iShares Trust

400 Howard Street

San Francisco, CA 94105

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

iShares Asia 50 ETF

iShares Core S&P 500 ETF

iShares Core S&P Mid-Cap ETF

iShares Core S&P Small-Cap ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Core U.S. Growth ETF

iShares Core U.S. Value ETF

iShares Currency Hedged JPX-Nikkei 400 ETF

iShares Emerging Markets Infrastructure ETF

iShares Europe ETF

iShares Global 100 ETF

iShares Global Clean Energy ETF

iShares Global Consumer Discretionary ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Healthcare ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Materials ETF

iShares Global Tech ETF

iShares Global Telecom ETF

iShares Global Timber & Forestry ETF

iShares Global Utilities ETF

iShares iBonds Sep 2015 AMT-Free Muni Bond ETF

iShares iBonds Sep 2016 Term Muni Bond ETF

iShares iBonds Sep 2017 Term Muni Bond ETF

iShares iBonds Sep 2018 Term Muni Bond ETF

iShares iBonds Sep 2019 Term Muni Bond ETF

iShares iBonds Sep 2020 Term Muni Bond ETF

iShares India 50 ETF

iShares International Developed Property ETF

iShares International Preferred Stock ETF

iShares JPX-Nikkei 400 ETF

iShares Latin America 40 ETF

iShares Micro-Cap ETF

iShares Mortgage Real Estate Capped ETF

iShares Nasdaq Biotechnology ETF

iShares North American Natural Resources ETF

iShares North American Tech ETF

iShares North American Tech-Multimedia Networking ETF

iShares North American Tech-Software ETF

iShares PHLX Semiconductor ETF

iShares Residential Real Estate Capped ETF

iShares Russell 1000 ETF

iShares Russell 1000 Growth ETF

iShares Russell 1000 Value ETF

iShares Russell 2000 ETF

iShares Russell 2000 Growth ETF

iShares Russell 2000 Value ETF

iShares Russell 3000 ETF

iShares Russell Mid-Cap ETF

iShares Russell Mid-Cap Growth ETF

iShares Russell Mid-Cap Value ETF

iShares Russell Top 200 ETF

iShares Russell Top 200 Growth ETF

iShares Russell Top 200 Value ETF

iShares S&P 100 ETF

iShares S&P 500 Growth ETF

iShares S&P 500 Value ETF

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Mid-Cap 400 Value ETF

iShares S&P Small-Cap 600 Growth ETF

iShares S&P Small-Cap 600 Value ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Broker-Dealers & Securities Exchanges ETF

iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF

iShares U.S. Insurance ETF

iShares U.S. Medical Devices ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Oil Equipment & Services ETF

iShares U.S. Pharmaceuticals ETF

iShares U.S. Preferred Stock ETF

iShares U.S. Real Estate ETF

iShares U.S. Regional Banks ETF

iShares U.S. Telecommunications ETF

3.	Investment Company Act File Number: 811-09729

Securities Act File Number:    333-92935

4(a).	Last day of fiscal year for which this Form is filed: 3/31/16

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$213,217,343,793

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:			$199,006,006,174

(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:			$0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$199,006,006,174

(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$14,211,337,619

(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

(vii)	Multiplier for determining registration fee (See Instruction C.9):		x	.00010070

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	=		$1,431,081.70

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $ 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $ 1,431,081.70

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

June 21, 2016

CIK:    0001100663

Method of Delivery:

[X]	Wire Transfer
[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brendan J. O’Neill
Brendan J. O’Neill
Assistant Treasurer

Date:    June 23, 2016

*Please print the name and title of the signing officer below the signature.